Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	$ (6,680)	$ 628	$ (19,936)	$ (6,867)
Solid Concepts Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition			$ 19,900